Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2016
Registrant Name	dei_EntityRegistrantName	Two Roads Shared Trust
Central Index Key	dei_EntityCentralIndexKey	0001552947
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	trst
Document Creation Date	dei_DocumentCreationDate	Feb. 29, 2016
Document Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2016
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Breithorn Long/Short Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Breithorn Long/Short Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Purchase Shares in this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2015, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund takes long and short positions primarily in equity securities. By investing in both long and short positions, the Fund seeks to increase opportunities to generate profits over the investment cycle and reduce risk. Equity securities in which the Fund may invest will primarily consist of common stocks, but may also include preferred stocks, convertible securities, warrants, rights, depositary receipts and shares, trust certificates, exchange-traded funds (“ETFs”), limited partnership interests, shares of other investment companies, and real estate investment trusts (“REITs”). The Fund will invest in securities of any market capitalization.

The Fund may invest up to 30% of its assets in foreign (non-U.S.) securities, including securities of issuers located in emerging market countries. The Fund may invest up to 20% of its assets in fixed income instruments, including corporate bonds, sovereign debt, and exchange-traded notes (“ETNs”). The Fund may invest in fixed income securities of any maturity or quality, including securities rated below investment grade (often referred to as “high yield” or “junk” bonds).

The Fund also may invest up to 10% of its assets in various types of derivative instruments, including options, futures, total return swaps, credit default swaps and forward foreign currency contracts, to “hedge” against certain risks. When the Fund is unable to find attractive investment opportunities, the Fund may hold a significant cash position. The Fund may temporarily invest this cash in U.S. government securities, short-term notes, commercial paper or other money market instruments.

The Fund will buy securities (i.e., hold long positions) that in the adviser’s judgment may include one or more of the following characteristics:

• Securities that are undervalued relative to the adviser’s estimate of intrinsic value

• Securities that are out-of-favor, misunderstood or neglected by other investors

• Securities of businesses with sustainable competitive advantages

• Securities of businesses with improving fundamentals

• Securities of businesses with attractive returns on invested capital

• Securities of businesses with shareholder-friendly management

• Securities of businesses with financial strength

• Securities with potentially positive corporate catalysts such as takeovers, accretive acquisitions, divestitures, spin-offs, share repurchases and recapitalizations.

The Fund will invest in short positions, which increase in value when the price of the securities goes down. Short positions involve the sale of a security which the Fund does not own with the expectation of purchasing the same security at a later date at a lower price. The Fund’s short investing goal is primarily to generate absolute return (i.e., return that may not be correlated or is inversely correlated with equity index performance) and, to a lesser extent, to hedge specific risks of long securities and macro-economic risks. The Fund seeks to invest in short positions that in the adviser’s judgment may include one or more of the following characteristics:

• Securities that are overvalued relative to the adviser’s estimate of intrinsic value

• Securities of businesses with flawed business models

• Securities of businesses with deteriorating fundamentals

• Securities of businesses with unattractive returns on invested capital

• Securities of businesses with shareholder-unfriendly management

• Securities of businesses with financial weakness

• Securities of businesses with aggressive or fraudulent accounting

• Securities with potentially negative corporate catalysts such as dilutive acquisitions and recapitalizations.

The Fund’s typical net exposure as a percent of the Fund’s assets will range from 50% net long to 100% net long. For example, if the Fund’s assets consist of $100 and the Fund holds $110 in long positions and $30 in short positions, the Fund will be net long $80 or 80%. Given that the Fund will be net long, the Fund may have a higher return compared to a market neutral fund (i.e., a fund with net exposure of approximately 0%) in a rising stock market, and a lower return compared to a market neutral fund in a declining stock market.

The Fund employs a fundamental bottom-up approach with an emphasis on value investing. The Fund’s investment process involves in-depth research which may include, but is not limited to, reviewing publicly available information, building financial models, and conducting interviews with company management teams, customers, competitors and suppliers.

The Fund seeks to invest in securities demonstrating the most attractive risk-adjusted returns, and is not constrained by sector weights or benchmarks. The Fund’s strategy is to concentrate investments in high conviction positions to increase outperformance. Accordingly, the Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund may sell a long position or close a short position if a pre-determined target price is reached, if more attractive investment opportunities appear, to adjust the net and gross exposure of the Fund, for macro-economic reasons, or if new information emerges that disproves the initial reasons for holding a position such as a change in fundamentals.

The Fund may engage in active and frequent trading.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

• Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

• Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Short Sales Risk. The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale. Therefore, the risk of loss may be unlimited.

• Management Risk. The risk that investment strategies employed by the investment adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

• Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

• Emerging Markets Risk. The risks associated with foreign (non-U.S.) investments may be more pronounced for investments in issuers in emerging market countries.

• Hedging Transactions Risk. The Fund from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the investment adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the investment adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Fund’s investment adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

• Derivatives Risk. The derivative instruments in which the Fund may invest, either directly or through an underlying fund, may be more volatile than other instruments. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the Fund’s investment adviser.

• Investment Companies and Exchange-Traded Funds (“ETFs”) Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. In addition, the risk of owning shares of another investment company or an ETF generally reflects the risks of owning the underlying investments such investment company or ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

• Real Estate Investment Trusts (“REITs”) Risk. The Fund is subject to risks related to investment in REITs, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company.

• Fixed Income Securities Risk. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• High Yield Fixed Income Securities (“Junk Bonds”) Risk. The fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such high-yield securities (commonly known as “junk bonds”) are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income securities.

• Cash Holdings Risk. The Fund may hold a significant position in cash and/or cash equivalent securities. When the Fund’s investment in cash or cash equivalent securities increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

• Non-Diversification Risk. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. Because a decline in the value of or default by a single security in a non-diversified fund’s portfolio may have a greater impact on the fund’s net asset value, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs.

• Value Investing Risk. Value investing attempts to identify securities selling at a discount in comparison to the Adviser’s assessments of their intrinsic value. Such securities may not increase in price as anticipated by the Adviser, and may even decline further in value if other investors fail to recognize the issuer’s value of if the events or factors that the Adviser believes will increase a security’s market value do not occur.

• U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S.

• Small-Cap and Mid-Cap Risk. The risk that the value of securities issued by small-capitalization and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. Because a decline in the value of or default by a single security in a non-diversified fund’s portfolio may have a greater impact on the fund’s net asset value, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. Returns for Class A, which are not presented, will vary from the returns of Class I shares. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before or after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.breithornfunds.com or by calling 1-844-798-3878.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-798-3878
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.breithornfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before or after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart for Calendar Year Ended December 31st:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	12/31/2015	3.96%
Lowest Quarter	9/30/2015	-12.39%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.39%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the year ended December 31, 2015)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown for Class I shares only and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Returns for Class A, which are not presented, will vary from the returns of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Class I shares only and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Breithorn Long/Short Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.38%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.28%	[1]
Breithorn Long/Short Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BRHAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.59%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.57%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.78%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	840
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,605
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,387
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,416
Breithorn Long/Short Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BRHIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.59%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.57%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 256
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,020
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,805
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,858
Annual Return 2015	rr_AnnualReturn2015	(7.55%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(7.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.93%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2014
Breithorn Long/Short Fund | Class I | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.93%)
Breithorn Long/Short Fund | Class I | Return after taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.04%)

[1]	The Standard and Poor's ("S&P 500") 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[3]	The Adviser has contractually agreed to reduce the Fund's fees and/or absorb expenses of the Fund until at least March 1, 2017 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred sales loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses) of the Fund do not exceed 2.25% and 2.00% for Class A and Class I shares, respectively. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the Adviser. These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.
[4]	The Fund commenced operations on December 23, 2014